Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000009056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX)
Accumulated Value	$ 10,000		$ 10,618.1645	$ 12,450.92096	$ 13,956.851757	$ 13,660.180031	$ 15,871.554997	$ 20,820.660416	$ 17,227.111452	$ 18,961.744103	$ 22,879.438964	$ 25,434.170618
C000009050 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)
Accumulated Value	9,550		10,100.529901	11,803.722059	13,189.881536	12,860.289083	14,891.263611	19,468.804391	16,052.470189	17,599.983215	21,156.882975	23,439.058381
C000009052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)
Accumulated Value	10,000		10,503.0763	12,186.177157	13,521.210642	13,087.31026	15,041.351166	19,538.036048	15,985.951148	17,408.469004	20,781.134086	22,855.767902
C000155628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX)
Accumulated Value	250,000		265,268.6425	310,992.25035	348,550.995899	340,681.125702	395,506.125033	518,663.275645	429,035.491952	471,821.476842	568,739.142651	632,130.170503
C000113497 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX)
Accumulated Value	10,000		10,568.1993	12,333.298679	13,770.71245	13,410.100869	15,501.93486	20,253.423458	16,682.003019	18,273.148315	21,950.560208	24,296.092587
C000009054 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX)
Accumulated Value	10,000		10,588.0258	12,389.868714	13,869.782034	13,539.734065	15,701.932921	20,555.237087	16,967.280576	18,646.498739	22,443.168473	24,902.59905
C000009055 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX)
Accumulated Value	10,000		10,609.6048	12,442.971988	13,951.915274	13,645.563304	15,861.841855	20,803.162643	17,220.097888	18,944.531406	22,841.134317	25,412.313526
C000106452 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX)
Accumulated Value	1,000,000		1,062,315.14	1,246,901.372138	1,398,815.306514	1,368,856.739213	1,591,770.665164	2,089,752.393017	1,729,662.748799	1,904,265.301936	2,297,292.577953	2,555,760.092927
C000009068 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX)
Accumulated Value	10,000		10,617.9811	11,828.05475	12,663.596462	12,936.9602	14,546.551949	17,577.074829	15,052.717213	16,062.899044	18,599.96038	20,226.491389
C000034075 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX)
Accumulated Value	10,000		10,623.3753	11,839.057216	12,681.187351	12,961.929437	14,580.867295	17,625.634818	15,103.67227	16,124.756487	18,692.315491	20,320.806092
C000009062 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)
Accumulated Value	9,550		10,107.057039	11,219.310467	11,963.768935	12,176.050581	13,648.481992	16,431.561016	14,018.257157	14,905.558725	17,200.142048	18,634.937477
C000009064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)
Accumulated Value	10,000		10,507.8467	11,576.518352	12,268.820312	12,399.291487	13,792.866456	16,479.339745	13,971.238288	14,748.644511	16,905.631558	18,179.340215
C000155629 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX)
Accumulated Value	250,000		265,454.4725	295,510.860421	316,170.973263	322,795.918662	362,708.591374	437,962.455887	374,873.421043	399,760.746392	462,901.301275	502,664.814682
C000113498 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX)
Accumulated Value	10,000		10,568.2181	11,717.995526	12,487.944936	12,698.233062	14,211.862189	17,109.664584	14,586.311575	15,491.655637	17,871.639157	19,333.293684
C000009066 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX)
Accumulated Value	10,000		10,593.2239	11,777.866459	12,579.358398	12,830.981291	14,388.854628	17,346.503122	14,835.675548	15,790.286586	18,259.35417	19,804.628889
C000009067 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX)
Accumulated Value	10,000		10,619.8587	11,828.555794	12,657.384	12,927.237149	14,532.882866	17,558.163445	15,042.387471	16,041.841601	18,591.869746	20,214.481127
C000106453 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX)
Accumulated Value	1,000,000		1,062,293.08	1,183,903.881898	1,267,195.639975	1,295,013.346759	1,456,704.633943	1,760,811.770534	1,508,538.331277	1,610,435.826391	1,866,984.421504	2,029,653.709969
C000009077 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX)
Accumulated Value	10,000		10,593.245	11,134.602828	11,265.864986	11,963.063293	12,847.584439	13,956.296159	12,413.064197	12,850.427094	14,263.328212	15,168.989077
C000009071 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)
Accumulated Value	9,550		10,078.998375	10,554.834339	10,640.634482	11,257.280957	12,044.379235	13,044.659872	11,553.283998	11,915.473097	13,175.916864	13,971.843961
C000009073 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)
Accumulated Value	10,000		10,486.2586	10,903.703762	10,914.247207	11,466.670847	12,181.32526	13,091.854351	11,518.931939	11,794.412265	12,952.408419	13,640.085717
C000155630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX)
Accumulated Value	250,000		264,669.7	278,237.264329	281,117.865856	298,564.898021	320,191.673318	347,856.656546	309,232.664015	319,660.839835	354,588.757313	377,169.767203
C000113499 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX)
Accumulated Value	10,000		10,543.1449	11,029.465593	11,107.811637	11,751.124325	12,552.282256	13,584.093539	12,022.005509	12,392.30612	13,697.571614	14,504.487613
C000009075 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX)
Accumulated Value	10,000		10,569.8637	11,086.013292	11,183.917866	11,859.945439	12,699.75292	13,777.210245	12,228.30697	12,621.788943	13,982.384217	14,852.274761
C000009076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX)
Accumulated Value	10,000		10,591.4767	11,130.521328	11,259.955712	11,955.653652	12,837.240837	13,942.501599	12,401.409152	12,826.256255	14,236.028302	15,151.524077
C000106454 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX)
Accumulated Value	1,000,000		1,059,858.21	1,114,602.610382	1,128,163.813152	1,198,399.399994	1,287,471.945382	1,399,097.642756	1,244,967.967706	1,288,305.526756	1,430,696.12637	1,523,486.956722
C000009086 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Growth Portfolio (Class 1/JILGX)
Accumulated Value	10,000		10,600.7236	12,134.781662	13,293.327006	13,283.598418	15,206.769769	19,206.244044	16,158.532706	17,573.477406	20,824.08025	22,979.853384
C000034076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX)
Accumulated Value	10,000		10,613.7054	12,149.951481	13,317.513462	13,315.404501	15,242.787998	19,278.485468	16,224.238006	17,643.120304	20,924.071653	23,091.02187
C000009080 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Growth Portfolio (Class A/JALGX)
Accumulated Value	9,550		10,089.845552	11,510.842695	12,562.916106	12,507.118165	14,260.272561	17,953.46868	15,048.895655	16,304.206209	19,252.401253	21,160.98112
C000009082 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)
Accumulated Value	10,000		10,493.5884	11,880.027009	12,873.41182	12,725.871321	14,413.298697	18,019.607068	14,993.86565	16,140.043971	18,917.091382	20,657.748113
C000155631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Growth Portfolio (Class I/JTGIX)
Accumulated Value	250,000		264,862.2	303,048.117042	331,812.86852	331,328.909497	379,128.064686	478,746.310485	402,452.173392	437,088.064657	517,872.341702	570,892.17419
C000113500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX)
Accumulated Value	10,000		10,551.0783	12,020.847517	13,115.317314	13,044.328823	14,856.192097	18,695.657432	15,647.771892	16,938.735449	19,984.624472	21,959.491872
C000009084 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX)
Accumulated Value	10,000		10,582.4664	12,083.880065	13,208.47023	13,173.297395	15,045.351394	18,968.716844	15,921.658045	17,280.227811	20,438.900525	22,501.24854
C000009085 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX)
Accumulated Value	10,000		10,603.4747	12,128.869469	13,287.342184	13,274.674165	15,193.231228	19,193.57285	16,145.310262	17,558.523961	20,805.561923	22,953.213972
C000106455 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Growth Portfolio (Class R6/JULGX)
Accumulated Value	1,000,000		1,060,610.85	1,214,691.207901	1,331,122.299731	1,330,688.513596	1,523,761.343607	1,926,211.582239	1,620,270.183119	1,762,900.282758	2,089,942.401685	2,307,300.110658
C000009105 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX)
Accumulated Value	10,000		10,646.1326	11,504.398792	11,952.910434	12,479.616508	13,693.463754	15,694.249566	13,760.45671	14,450.60361	16,353.415453	17,568.156474
C000034077 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX)
Accumulated Value	10,000		10,660.0819	11,525.912087	11,972.952079	12,507.673577	13,738.658423	15,756.921888	13,808.911125	14,510.722244	16,434.657841	17,667.263917
C000009099 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)
Accumulated Value	9,550		10,128.488099	10,911.454767	11,287.138119	11,740.551487	12,843.481318	14,666.745907	12,813.173413	13,412.29831	15,123.057212	16,179.425897
C000009101 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)
Accumulated Value	10,000		10,537.5982	11,264.150633	11,577.495198	11,958.487178	12,983.582929	14,725.627513	12,771.624212	13,269.238237	14,861.245481	15,784.380278
C000155632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX)
Accumulated Value	250,000		266,004.5775	287,294.902911	298,322.370132	311,061.206686	341,240.847104	391,158.585353	342,488.87395	359,458.629123	406,593.173866	436,551.536279
C000113501 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX)
Accumulated Value	10,000		10,596.5785	11,406.840365	11,789.196171	12,252.199756	13,386.256382	15,279.156297	13,328.702017	13,941.133616	15,701.17441	16,788.707934
C000009103 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX)
Accumulated Value	10,000		10,622.4198	11,463.516809	11,877.386564	12,375.785815	13,550.830912	15,499.124527	13,559.53231	14,211.39069	16,053.477262	17,198.283314
C000009104 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX)
Accumulated Value	10,000		10,644.01	11,499.968394	11,946.946636	12,471.821997	13,682.014145	15,690.688976	13,746.745983	14,434.647311	16,347.236636	17,546.412046
C000106456 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX)
Accumulated Value	1,000,000		1,065,238.51	1,151,813.596814	1,197,269.989521	1,250,566.558886	1,373,181.896255	1,574,822.205383	1,380,000.572398	1,449,986.473427	1,642,114.58211	1,763,792.185469
Standard And Poor s 500 C000155628 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		281,382.5625	327,062.396223	391,367.972035	402,802.045641	491,163.61866	644,238.154356	571,905.606914	663,093.182194	843,025.950734	976,895.133328
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,255.3025	13,082.495849	15,654.718881	16,112.081825	19,646.544746	25,769.526174	22,876.224276	26,523.727287	33,721.038028	39,075.805332
Standard And Poor s 500 C000106452 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,125,530.25	1,308,249.58489	1,565,471.888138	1,611,208.182561	1,964,654.474635	2,576,952.617417	2,287,622.427649	2,652,372.728769	3,372,103.802928	3,907,580.533302
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,596.6456	10,648.792329	10,537.064241	11,608.957006	12,360.445076	12,350.022872	10,927.802266	10,797.408451	11,585.263061	11,948.59788
Bloomberg U S Aggregate Bond C000155632 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		264,916.14	266,219.80822	263,426.606032	290,223.925152	309,011.126904	308,750.571812	273,195.05665	269,935.211276	289,631.576537	298,714.94701
Bloomberg U S Aggregate Bond C000106456 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,059,664.56	1,064,879.23288	1,053,706.424129	1,160,895.700608	1,236,044.507616	1,235,002.287248	1,092,780.2266	1,079,740.845102	1,158,526.306144	1,194,859.788037
John Hancock Lifestyle Aggressive Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		John Hancock Lifestyle Aggressive Index
Accumulated Value	10,000		11,066.4218	12,745.53164	14,512.24943	14,596.772834	16,618.062266	21,634.02993	18,560.337268	20,555.179117	24,876.402336	28,219.196264
Morningstar U S Aggressive Target Allocation C000155628 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		272,667.065	314,637.683814	360,617.217689	364,143.199415	427,088.967376	548,581.206319	469,759.347022	534,604.485711	658,287.345168	757,859.138551
John Hancock Lifestyle Aggressive C000155628 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		276,660.545	318,638.290992	362,806.235734	364,919.320837	415,451.556633	540,850.748219	464,008.431677	513,879.477903	621,910.058362	705,479.906555
Morningstar U S Aggressive Target Allocation C000106452 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,090,668.26	1,258,550.735256	1,442,468.870756	1,456,572.797661	1,708,355.869505	2,194,324.825277	1,879,037.388088	2,138,417.942845	2,633,149.380673	3,031,436.554203
John Hancock Lifestyle Aggressive C000106452 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,106,642.18	1,274,553.163968	1,451,224.942934	1,459,677.283345	1,661,806.226527	2,163,402.992871	1,856,033.726704	2,055,517.911608	2,487,640.233445	2,821,919.626218
Morningstar U S Aggressive Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Aggressive Target Allocation Index
Accumulated Value	10,000		10,906.6826	12,585.507353	14,424.688708	14,565.727977	17,083.558696	21,943.248254	18,790.373882	21,384.17943	26,331.493809	30,314.365545
Morningstar U S Moderate Target Allocation C000155629 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		270,560.5025	297,305.860008	326,181.138672	340,563.358812	387,423.075404	457,257.863017	399,928.417684	435,409.307037	512,518.187932	569,730.096108
John Hancock Lifestyle Balanced C000155629 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		274,797.4375	301,563.996712	327,133.56879	342,607.925467	382,911.893559	455,520.144601	395,580.858903	421,342.540172	489,057.422543	536,256.08052
Morningstar U S Moderate Target Allocation C000106453 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,082,242.01	1,189,223.440033	1,304,724.554691	1,362,253.435253	1,549,692.301623	1,829,031.452078	1,599,713.670743	1,741,637.228155	2,050,072.751737	2,278,920.384443
John Hancock Lifestyle Balanced C000106453 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,099,189.75	1,206,255.98685	1,308,534.275162	1,370,431.701871	1,531,647.574239	1,822,080.578408	1,582,323.435617	1,685,370.160695	1,956,229.690181	2,145,024.322092
Morningstar U S Moderate Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Moderate Target Allocation Index
Accumulated Value	10,000		10,822.4201	11,892.2344	13,047.245547	13,622.534353	15,496.923017	18,290.314522	15,997.136708	17,416.372282	20,500.727518	22,789.203845
John Hancock Lifestyle Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		John Hancock Lifestyle Balanced Index
Accumulated Value	10,000		10,991.8975	12,062.559868	13,085.342751	13,704.317018	15,316.475742	18,220.805784	15,823.234356	16,853.701607	19,562.296902	21,450.243221
Morningstar U S Conservative Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Conservative Target Allocation Index
Accumulated Value	10,000		10,645.3763	11,054.376661	11,433.926252	12,314.804735	13,321.763536	14,199.522146	12,607.048861	13,014.498721	14,488.469699	15,455.802375
John Hancock Lifestyle Conservative Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		John Hancock Lifestyle Conservative Index
Accumulated Value	10,000		10,702.2065	11,212.567758	11,509.933128	12,317.136478	13,281.993575	14,329.171848	12,799.17739	13,202.556521	14,650.739005	15,645.692081
Morningstar U S Conservative Target Allocation C000106454 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,064,537.63	1,105,437.666077	1,143,392.625145	1,231,480.473398	1,332,176.353469	1,419,952.214475	1,260,704.886011	1,301,449.87197	1,448,846.969771	1,545,580.237412
John Hancock Lifestyle Conservative C000106454 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,070,220.65	1,121,256.775842	1,150,993.312842	1,231,713.647885	1,328,199.357587	1,432,917.184928	1,279,917.739091	1,320,255.652155	1,465,073.900525	1,564,569.208118
Morningstar U S Conservative Target Allocation C000155630 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		266,134.4075	276,359.416519	285,848.156286	307,870.118349	333,044.088367	354,988.053618	315,176.221502	325,362.467992	362,211.742442	386,395.059352
John Hancock Lifestyle Conservative C000155630 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		267,555.1625	280,314.193961	287,748.328211	307,928.411972	332,049.839397	358,229.296232	319,979.434773	330,063.913039	366,268.475131	391,142.302029
Morningstar U S Moderately Aggressive Target Allocation C000155631 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		271,223.125	306,181.116977	342,785.736986	351,343.184094	405,432.934572	500,100.588244	431,424.344977	481,048.852602	579,197.427986	656,661.145437
John Hancock Lifestyle Growth C000155631 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		275,381.5075	311,011.003072	347,010.349401	354,445.518071	400,258.249917	501,989.972061	433,971.043672	473,631.718109	563,354.208937	630,992.960219
Morningstar U S Moderately Aggressive Target Allocation C000106455 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,084,892.5	1,224,724.467908	1,371,142.947946	1,405,372.736379	1,621,731.73829	2,000,402.35298	1,725,697.379913	1,924,195.410412	2,316,789.711951	2,626,644.581754
John Hancock Lifestyle Growth C000106455 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,101,526.03	1,244,044.012287	1,388,041.397604	1,417,782.072284	1,601,032.999668	2,007,959.888246	1,735,884.174692	1,894,526.872441	2,253,416.835756	2,523,971.840886
Morningstar U S Moderately Aggressive Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Moderately Aggressive Target Allocation Index
Accumulated Value	10,000		10,848.925	12,247.244679	13,711.429479	14,053.727363	16,217.317382	20,004.023529	17,256.973798	19,241.954103	23,167.897118	26,266.445816
John Hancock Lifestyle Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		John Hancock Lifestyle Growth Index
Accumulated Value	10,000		11,015.2603	12,440.440123	13,880.413976	14,177.820723	16,010.329997	20,079.598883	17,358.841747	18,945.268724	22,534.168357	25,239.718408
Morningstar U S Moderately Conservative Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Moderately Conservative Target Allocation Index
Accumulated Value	10,000		10,719.0193	11,436.84351	12,104.254809	12,847.564387	14,203.787972	15,861.539764	13,952.751759	14,764.518112	16,865.83504	18,352.585553
John Hancock Lifestyle Moderate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		John Hancock Lifestyle Moderate Index
Accumulated Value	10,000		10,878.3404	11,647.924893	12,285.573768	13,052.108186	14,340.808088	16,229.547869	14,269.385761	14,929.539487	16,935.867597	18,289.561147
Morningstar U S Moderately Conservative Target Allocation C000155632 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		267,975.4825	285,921.087748	302,606.370225	321,189.109684	355,094.699313	396,538.494104	348,818.793974	369,112.952809	421,645.876008	458,814.638828
John Hancock Lifestyle Moderate C000155632 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		271,958.51	291,198.122324	307,139.344205	326,302.704665	358,520.20221	405,738.696729	356,734.644031	373,238.487178	423,396.689938	457,239.028701
Morningstar U S Moderately Conservative Target Allocation C000106456 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,071,901.93	1,143,684.350993	1,210,425.480901	1,284,756.438736	1,420,378.797251	1,586,153.976417	1,395,275.175895	1,476,451.811235	1,686,583.50403	1,835,258.55531
John Hancock Lifestyle Moderate C000106456 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 1,087,834.04	$ 1,164,792.489296	$ 1,228,557.376821	$ 1,305,210.818661	$ 1,434,080.808841	$ 1,622,954.786917	$ 1,426,938.576124	$ 1,492,953.948712	$ 1,693,586.759752	$ 1,828,956.114803